Right of Use Assets - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities, classified as financing activities		$ 15	$ 33
Interest expense on lease liabilities		7	8	$ 4
Repayments of principal on lease liabilities		8	25
Expense relating to variable lease payments not included in measurement of lease liabilities		$ 6	$ 7
Pipeline
Disclosure of quantitative information about right-of-use assets [line items]
Decrease through derecognition, financial assets	$ 41
Decrease through derecognition, financial liabilities	43
Gains (losses) on available-for-sale financial assets	$ 2